Consolidated condensed statements of comprehensive income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Consolidated condensed statements of comprehensive income [Abstract]
Profit for the period	$ 22,273	$ 30,791
Items that may be subject to transfer to profit or loss statement in subsequent periods
Change in fair value of cash flow hedges	40,755	5,369
Currency translation differences	(14,435)	12,888
Tax effect	(9,766)	(4,533)
Net income recognized directly in equity	16,554	13,724
Cash flow hedges	(12,264)	(10,134)
Tax effect	3,066	2,534
Transfers to profit or loss statement	(9,198)	(7,600)
Other comprehensive income	7,356	6,124
Total comprehensive income for the period	29,629	36,915
Total comprehensive income attributable to non-controlling interest	(5,957)	(5,357)
Total comprehensive income attributable to the Company	$ 23,672	$ 31,558